Note 13 - Equity (Details) - USD ($)			12 Months Ended
	Sep. 29, 2022	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Apr. 23, 2024
Authorized Share Capital	$ 50,000	$ 50,000
Proceeds from issuance of shares pursuant to exercise of over-allotment			$ 413,940	$ 0	$ 0
Issuance of Stock and Warrants for Services or Claims			202,346
Minimum Reserve Percentage Of After Tax Profit			10
Stock Holders Equity Statutory Reserves				0	0
Restricted paid In Capital And Statutory Reserve			$ 5,745,059	$ 2,984,735
Common Class A
Common Stock, Shares Authorized			400,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock, Shares, Issued			11,793,485	10,440,000
Share issuance upon initial public offering ('IPO')			1,250,000
Share issuance pursuant to exercise of over-allotment			103,485
Proceeds from issuance of shares pursuant to exercise of over-allotment			$ 10
Common Stock, Shares, Outstanding			11,793,485	10,440,000
Stock Holders Equity Statutory Reserves				$ 0	0
Common Class B
Common Stock, Shares Authorized			100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock, Shares, Issued			4,560,000	4,560,000
Proceeds from issuance of shares pursuant to exercise of over-allotment			$ 0
Common Stock, Shares, Outstanding			4,560,000	4,560,000
Stock Holders Equity Statutory Reserves				$ 0	0
Common Stock
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		1
Common Stock | Common Class A
Common Stock, Shares Authorized	400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock | Common Class B
Common Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Warrant
Shares, Issued						5,174	62,500
Retained Earnings
Stock Holders Equity Statutory Reserves			$ 0	$ 8,337	$ 51,591